Business Combination - Narrative (Details) - Cardium light oil and Mannville liquid-rich gas assets [member] - USD ($)			12 Months Ended
	Dec. 31, 2016	Dec. 20, 2016	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Consideration paid		$ 59,475,000
Cash paid to vendor		48,313,000
Vendor take back loan		$ 11,162,000
Gain recognised in bargain purchase transaction			$ 0
Goodwill	$ 0		0
Revenue of combined entity as if combination occurred at beginning of period			17,200,000
Net operating income before tax would have been if combination occurred at beginning of period			$ 7,900,000
Revenue of acquiree since acquisition date	600,000
Net operating income before tax of acquiree since acquisition date	$ 200,000
Vendor take back loan [member]
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings		10.00%
Maturity period on borrowings		24 months
Vendor take back loan		$ 11,200,000